UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stuyvesant Capital Management Corp.
Address: 200 Business Park Drive
         Suite 300
         Armonk, NY  10504

13F File Number:  028-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John B. Cooper
Title:     President
Phone:     914-219-3010

Signature, Place, and Date of Signing:

 /s/       John B. Cooper     Armonk, NY     May 10, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $59,622 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        *W EXP 01/19/202 026874156      235    22069 SH       SOLE                    22069        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784     1292    41894 SH       SOLE                    41894        0        0
AMGEN INC                      COM              031162100     5691    83725 SH       SOLE                    83725        0        0
APACHE CORP                    COM              037411105     1964    19550 SH       SOLE                    19550        0        0
BARCLAYS BK PLC                IPTH S&P VIX NEW 06740C261      168    10000 SH       SOLE                    10000        0        0
BARRICK GOLD CORP              COM              067901108     3100    71300 SH       SOLE                    71300        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     2574   111100 SH       SOLE                   111100        0        0
CONOCOPHILLIPS                 COM              20825c104     3381    44484 SH       SOLE                    44484        0        0
DEVON ENERGY CORP NEW          COM              25179M103     1391    19560 SH       SOLE                    19560        0        0
EL PASO CORP                   COM              28336L109      886    30000 SH       SOLE                    30000        0        0
INTEL CORP                     COM              458140100     3265   116115 SH       SOLE                   116115        0        0
ISHARES INC                    MSCI TAIWAN      464286731      458    34150 SH       SOLE                    34150        0        0
ISHARES TR                     S&P 500 VALUE    464287408      974    15000 SH       SOLE                    15000        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060u100     5138   103710 SH       SOLE                   103710        0        0
MARKET VECTORS ETF TR          SEMICONDUCTOR    57060u233     3791   105900 SH       SOLE                   105900        0        0
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060u589      628    25600 SH       SOLE                    25600        0        0
MEDTRONIC INC                  COM              585055106     1358    34650 SH       SOLE                    34650        0        0
MERCK & CO INC NEW             COM              58933y105     2952    76885 SH       SOLE                    76885        0        0
MICROSOFT CORP                 COM              594918104     3373   104585 SH       SOLE                   104585        0        0
NABORS INDUSTRIES LTD          SHS              g6359f103      928    53050 SH       SOLE                    53050        0        0
NEWS CORP                      CL B             65248e203      432    21650 SH       SOLE                    21650        0        0
PFIZER INC                     COM              717081103     1273    56227 SH       SOLE                    56227        0        0
ROWAN COS INC                  COM              779382100      247     7500 SH       SOLE                     7500        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506     4402    61350 SH       SOLE                    61350        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369y605     2626   166250 SH       SOLE                   166250        0        0
SELECT SECTOR SPDR TR          TECHNOLOGY       81369y803      211     7000 SH       SOLE                     7000        0        0
SPDR SERIES TRUST              S&P OILGAS EXP   78464a730      313     5500 SH       SOLE                     5500        0        0
TEMPLETON DRAGON FD INC        COM              88018T101      262     9250 SH       SOLE                     9250        0        0
TRANSCANADA CORP               COM              89353d107      537    12500 SH       SOLE                    12500        0        0
UNITEDHEALTH GROUP INC         COM              91324p102     1568    26600 SH       SOLE                    26600        0        0
VALERO ENERGY CORP NEW         COM              91913y100     1674    64950 SH       SOLE                    64950        0        0
WAL MART STORES INC            COM              931142103     2036    33265 SH       SOLE                    33265        0        0
WISDOMTREE TRUST               JP TOTAL DIVID   97717w851      494    13380 SH       SOLE                    13380        0        0